Cash and cash equivalents and investment securities	6 Months Ended
Jun. 30, 2024
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Cash and cash equivalents and investment securities
15.	Cash and cash equivalents and investment securities

Million US dollar	30 June 2024	31 December 2023

Short-term bank deposits	2 756	4 201
Cash and bank accounts	4 636	6 131
Cash and cash equivalents	7 392	10 332

Bank overdrafts	(17)	(17)
Cash and cash equivalents in the statement of cash flows	7 375	10 314
The cash outstanding as at 30 June 2024 includes restricted cash for an amount of 96m US dollar (31 December 2023: 109m US dollar). This restricted cash mainly relates to amounts deposited on a blocked account in respect to the state aid investigation into the Belgian excess profit ruling system (74m US dollar).

Investment securities

Million US dollar	30 June 2024	31 December 2023

Investment in unquoted companies	142	151
Investment in debt securities	43	27
Non-current investments	185	178

Investment in debt securities	252	67
Current investments	252	67
As at 30 June 2024, current debt securities of 252m US dollar mainly represented investments in government bonds (31 December 2023: 67m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.